Cover	Sep. 11, 2026
Cover [Abstract]
Entity Registrant Name	VISIUM TECHNOLOGIES, INC.
Entity Central Index Key	0001082733
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Sep. 11, 2026
Entity File Number	000-25753
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	87-0449667
Entity Address Address Line 1	4094 Majestic Lane
Entity Address Address Line 2	Suite 360, Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22033
Amendment Description	Visium Technologies, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to its Current Report on Form 8-K filed with the Securities and Exchange Commission on April 16, 2026 (the “Original Report”) to correct Item 3.02 of the Original Report and to withdraw certain statements in Item 8.01 of the Original Report that depended on the existence or issuance of Series G Governing Preferred Stock. This Amendment does not update any other disclosure in the Original Report except as expressly set forth below. Capitalized terms not defined have the meanings given in the Original Report.